CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2013 Fortress [Member]	Jul. 24, 2013 Fortress [Member]	Nov. 09, 2011 Term Loan [Member]	Oct. 31, 2012 Term Loan [Member]	Jul. 22, 2013 Term Loan A [Member] Fortress [Member]	Jul. 22, 2013 Term Loan B [Member] Fortress [Member]
Percentage Of Borrowing Base For Line Of Credit Facility				80.00%
Line of Credit Facility, Interest Rate During Period				0.25%
Line of Credit Facility, Expiration Date				Dec. 26, 2013
Term Loan Agreement Initiation Date									Nov. 09, 2011
Line of Credit Facility, Amount Outstanding				$ 1,970,000				$ 2,300,000
Line of Credit Facility, Maximum Borrowing Capacity				4,000,000				3,000,000
Line of Credit Facility, Frequency of Payments									equal monthly payments
Line Of Credit Facility Repayment Period									36 months
Debt Instrument, Interest Rate During Period				206,000	86,000
Repayments of Lines of Credit	1,480,000
Debt Instrument, Basis Spread on Variable Rate								2.25%
Debt Instrument, Face Amount						10,000,000		500,000		5,000,000	5,000,000
Debt Instrument, Maturity Date										Jul. 22, 2016	Feb. 01, 2016
Debt Instrument, Interest Rate, Stated Percentage										10.00%	10.00%
Debt Discount Current Portion						605,000
Interest Expense, Debt, Total		188,000	143,000
Debt Instrument, Interest Rate Terms										Term Loan A is interest-only for the first 12 months	Term Loan B is interest-only for the first six months
Debt Instrument Drew Down Amount							10,000,000
Debt Instrument, Description						The Company is required to maintain a minimum of $1.5 million of unrestricted cash at each month end and the Company is restricted from making certain cash distributions to equity security holders or from incurring additional indebtedness without prior written consent from Fortress. The Company has also agreed to certain reporting covenants and must supply monthly financial statements to Fortress within 30 days of the end of each month.
Debt Instrument Unamortized Discount Non Current		$ 1,058,000
Line Of Credit Facility, Interest Rate Description									Prime Rate, plus a margin of 2.25%